Organization and basis of presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation
Organization and basis of presentation
Description of business
trivago N.V., (“trivago” the “Company,” “us,” “we” and “our”) and its subsidiaries offer online meta-search for hotels by facilitating consumers’ search for hotel accommodation, through online travel agents (“OTAs”), hotel chains and independent hotels. Our search-driven marketplace, delivered on websites and apps, provides users with a tailored search experience via our proprietary matching algorithms. We employ a ‘cost-per-click’ (or “CPC”) pricing structure, allowing advertisers to control their own return on investment and the volume of lead traffic we generate for them. During 2013, Expedia, Inc. (the "Parent" or "Expedia") completed the purchase of a controlling interest in the Company.
Initial public offering
In December 2016, we sold 20,826,606 ADSs, each representing one Class A share, with a nominal value of €0.06 per share, in our initial public offering (“IPO”) at a public offering price of $11.00 per ADS, for aggregate net offering proceeds to us, after deducting underwriting discounts and commissions, of €207.8 million.
Corporate reorganization
In connection with the IPO, the Company underwent a corporate reorganization, and as of December 31, 2016, trivago N.V. is the parent holding company with a 68.3% controlling interest in trivago GmbH.
Prior to the completion of the IPO, Expedia owned 63.5% and Messrs. Schrömgens, Vinnemeier and Siewert, (whom we collectively refer to as the “Founders”) owned 36.5%, in aggregate, of the voting power in trivago GmbH. On November 7, 2016, travel B.V., a Dutch private company with limited liability under Dutch law was formed in order to affect the corporate reorganization. Prior to the completion of the IPO, Expedia contributed all of its shares in trivago GmbH to travel B.V. in a capital increase in exchange for newly issued Class B shares of travel B.V. The Founders contributed 940 shares of trivago GmbH, representing 6.7% of their aggregate shareholding in trivago GmbH, to travel B.V. in a capital increase in exchange for newly issued Class A shares of travel B.V. As a result of these contributions, 96.3% of the share capital and 99.6% of the voting power in travel B.V. was held by Expedia and 3.7% of the share capital and 0.4% of the voting power in travel B.V. was held by the Founders, whereas 66.0% of the voting power in trivago GmbH was held by travel B.V. and 34.0% of the voting power in trivago GmbH was held by the Founders. Effective with the IPO, travel B.V., changed its legal form and became trivago N.V and all Class A and B shares of travel B.V. were converted to Class A and B shares of trivago N.V.
ADSs representing the 9,200,029 Class A shares of the Founders in trivago N.V. and additional 20,826,606 ADSs representing newly issued Class A shares in trivago N.V. were sold in the IPO.

After the IPO, 68.3% of the voting power in trivago GmbH is held by trivago N.V. and 31.7% is held by the Founders which is reflected as noncontrolling interest in these consolidated financial statements.

As of December 31, 2016, Expedia’s ownership interest and voting interest in trivago N.V. was 87.4% and 98.6%, respectively. Assuming the share capital increase of trivago GmbH that became effective on February 8, 2017 had been effective at that time, Expedia’s indirect ownership interest and voting interest in trivago GmbH was 59.7% and 64.7%, respectively.
Basis of presentation
The corporate reorganization, as described above, is considered a transaction between entities under common control. As a result, the financial statements for periods prior to the IPO and the corporate reorganization are the financial statements of trivago GmbH as the predecessor to the Company for accounting and reporting purposes. Unless otherwise specified, “the Company” refers to trivago N.V., and trivago GmbH and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia’s basis of accounting due to the change in control in 2013 when Expedia acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.
Expedia incurs certain costs on behalf of trivago. The consolidated financial statements reflect the allocation of certain of Expedia’s corporate expenses to trivago (see Note 16 - Related Parties for further information). We recorded all corporate allocation charges from Expedia within our consolidated statement of operations and as a contribution from Parent within the consolidated statement of changes in equity. Our management believes that the assumptions underlying the consolidated financial statements are reasonable. However, this financial information does not necessarily reflect the future financial position, results of operations and cash flows of trivago, nor does it reflect what the historical financial position, results of operations and cash flows of trivago would have been had we been a stand-alone company during the periods presented.
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, our revenue is generally highest in the second and third quarters of each year. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher profits in the second half of the year as we typically have higher marketing expenses in the first half of the year in advance of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically receive payment for referrals within 30 days of the referral. Therefore, our cash flow varies seasonally with a slight lag to our revenue, and is significantly affected by the timing of our advertising spending. The continued growth of our offerings in countries and areas where seasonal travel patterns vary may influence the typical trend of our seasonal patterns in the future.